Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 1,166,526	$ 767,828
Restricted cash	278,456	278,165
Accounts receivable (net of allowance for doubtful accounts of $58,026 and $51,755 respectively)	810,857	740,769
Deferred costs	606,207	235,320
Other current assets	432,042	291,428
Current assets of discontinued operations	170,459	223,226
Total current assets	3,464,547	2,536,736
Property, buildings and equipment, net	914,645	671,447
Operating lease right-of-use assets	309,704	336,555
Intangible assets, net	4,812,284	1,821,821
Goodwill	9,517,143	4,677,270
Investments	394,179	330,510
Deferred income taxes	430,339	770,498
Other assets	599,765	320,790
Long-term assets of discontinued operations	1,102,167	1,038,215
Total assets	21,544,773	12,503,842
Current Liabilities:
Accounts payable	462,361	513,016
Accrued liabilities	684,390	507,000
Current portion of long-term debt	58,894	88,309
Current portion of operating lease liabilities	73,899	63,900
Deferred revenue	802,344	643,421
Deposits received on behalf of clients	262,436	258,414
Current portion of tax receivable agreement liability	156,155	50,098
Other current liabilities	97,190	85,321
Current liabilities of discontinued operations	199,276	205,061
Total current liabilities	2,796,945	2,414,540
Long-term debt	4,969,417	5,080,237
Long-term operating lease liabilities	279,042	319,344
Long-term tax receivable agreement liability	834,298	961,623
Deferred tax liabilities	446,861	102,041
Other long-term liabilities	393,322	216,654
Long-term liabilities of discontinued operations	102,377	102,831
Total liabilities	9,822,262	9,197,270
Commitments and contingencies (Note 21)
Redeemable non-controlling interests	215,458	253,079
Shareholders' Equity:
Additional paid-in capital	4,901,922	2,120,794
Accumulated deficit	(117,065)	(216,219)
Accumulated other comprehensive loss	(157)	(23,736)
Total Endeavor Group Holdings, Inc. shareholders' equity	4,784,706	1,880,844
Nonredeemable non-controlling interests	6,722,347	1,172,649
Total shareholders' equity	11,507,053	3,053,493
Total liabilities, redeemable interests and shareholders' equity	21,544,773	12,503,842
Common Class A [Member]
Shareholders' Equity:
Common stock value	3	2
Common Class B [Member]
Shareholders' Equity:
Common stock value	0	0
Common Class C [Member]
Shareholders' Equity:
Common stock value	0	0
Common Class X [Member]
Shareholders' Equity:
Common stock value	1	1
Common Class Y [Member]
Shareholders' Equity:
Common stock value	$ 2	$ 2